Northern Lights Fund Trust III

Persimmon Long/Short Fund

Incorporated herein by reference is the definitive version of the supplement for the Persimmon Long/Short Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 16, 2020, (SEC Accession 0001580642-20-004525).